Leases	6 Months Ended
Jun. 30, 2024
Leases
Leases

10. Leases

The Company leases an office under a non-cancelable operating lease agreement. Pursuant to the new lease standard ASC 842-10-55, this lease is treated as an operating lease. The Company’s lease agreement does not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. This lease is on a fixed payment basis. None of the leases include contingent rentals.

Description of lease	Lease term
Office at Wanchai, Hong Kong	2 years from January 31, 2022 to January 30, 2024
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026

(a) Amounts recognized in the consolidated balance sheet:

	December 31, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Right-of-use assets	2,957,515	2,258,388	289,229

Operating lease liabilities - current	1,392,826	1,406,045	180,071
Operating lease liabilities - non-current	1,570,307	852,343	109,159

Weighted average remaining lease term (in years)	2.08	1.59
Weighted average discount rate (%)	4.84	4.88

(b) A summary of lease cost recognized in the Company’s unaudited condensed consolidated statements of income and supplemental cash flow information related to operating leases for the six months ended June 30, 2023 and 2024 is as follows:

	June 30, 2023	June 30, 2024	June 30, 2024
	HK$	HK$	US$
Amortization of right-of-use assets	798,792	751,883	96,293
Operating lease expense	852,578	805,297	103,133
Cash paid for operating leases	832,501	757,500	97,012
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	-	-	-

(c) The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of June 30, 2024:

	HK$	US$
Year ending December 31,
2024 (remaining)	742,500	95,091
2025	1,485,000	190,182
2026	123,750	15,849
Total future lease payments	2,351,250	301,122
Less: imputed interest	(92,862)	(11,892)
Present value of operating lease liabilities	2,258,388	289,230

mF International Limited and Subsidiaries

Notes to Unaudited Condensed Consolidated Financial Statements